FINANCIAL INSTRUMENT	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENT

5. FINANCIAL INSTRUMENT

The Financial instrument is key management insurance policy. The fair value of the key management insurance policy is determined by reference to the surrender cash value of the insurance policy at the end of each of the reporting period, which is primarily based on the performance of the underlying investment portfolio together with the guaranteed minimum returns of 1.5% per annum. The fair value measurement of the key management insurance contract has been categorized as a Level 3 fair value based on the inputs to the valuation technique used and is positively correlated to the surrender cash value that is valued by the policy underwriter at the end of each reporting period. There is no change in both valuation approach and valuation technique. The financial instrument is pledged with a bank to secure bank loans (Note 9).

The following table shows a reconciliation from the opening balances to the ending balances for Level 3 fair value:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
As of January 1,	245	245	179
Additions	-	242	177
Change in fair value recognized in profit or loss	-	19	14
As of December 31,	245	506	370